Offerings	Aug. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 6,000,000.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of the Class A Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class A Common Stock and Pre-Funded Warrants (including the Class A Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $6,000,000.24.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase Class A Common Stock offered hereby since such warrants are being registered in the same registration statement as the Class A Common Stock.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants to purchase Class A Common Stock
Maximum Aggregate Offering Price	$ 15,000,000.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.51
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Class A Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of the Class A Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class A Common Stock and Pre-Funded Warrants (including the Class A Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $6,000,000.24.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase Class A Common Stock offered hereby since such warrants are being registered in the same registration statement as the Class A Common Stock.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of the Class A Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class A Common Stock and Pre-Funded Warrants (including the Class A Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $6,000,000.24.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase Class A Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase Class A Common Stock offered hereby since such warrants are being registered in the same registration statement as the Class A Common Stock.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 525,000.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 80.38
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

We have calculated the proposed maximum aggregate offering price of the Class A Common Stock underlying the Placement Agent Warrants by assuming that such warrants are exercisable at a price per share equal to 125% of the price per share of Class A Common Stock and accompanying warrants sold in this offering.